30. EMPLOYEE BENEFITS (Details 18) - Post-employment Healthcare Benefits [member] R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of defined benefit plans [line items]
Year 1	R$ 60,143
Year 2	58,312
Year 3	56,323
Year 4	54,177
Year 5	51,892
Next 5 years	221,734
Total forecast payments	R$ 502,581